Fair Value Measurements (Details) - Schedule of Key Inputs for the Binomial Lattice Model	12 Months Ended
	Dec. 31, 2023 $ / shares $ / item	Dec. 31, 2022 $ / shares $ / item	Jun. 30, 2024 $ / shares
Schedule of Estimated Fair Value of the Convertible Promissory Notes [Line Items]
Stock price (in Dollars per share)	$ 10		$ 10
Binomial Lattice Model [Member]
Schedule of Estimated Fair Value of the Convertible Promissory Notes [Line Items]
Stock price (in Dollars per share)	$ 10.58	$ 10.02
Strike price (in Dollars per Item) | $ / item	11.5	11.5
Effective expiration date	Sep. 17, 2024	Sep. 17, 2023
Volatility		7.00%
Risk-free rate	4.34%	4.69%
Dividend yield	0.00%	0.00%
Convertible Promissory Notes [Member]
Schedule of Estimated Fair Value of the Convertible Promissory Notes [Line Items]
Stock price (in Dollars per share)		$ 10.02
Strike price (in Dollars per Item) | $ / item		11.5
Effective expiration date		Sep. 17, 2023
Volatility		7.00%
Risk-free rate		4.69%
Dividend yield		0.00%